RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company, which was formed in 2003 as a wholly-owned subsidiary of Frontline, was partially spun-off in 2004 and its shares commenced trading on the New York Stock Exchange in June 2004. A significant proportion of the Company’s business continues to be transacted with related parties.
The Company has transactions with the following related parties, being companies in which our principal shareholders Hemen Holding Ltd. and Farahead Investment Inc. (hereafter jointly referred to as “Hemen”) and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline (1)
–    Frontline 2012 (1)
–    Frontline Shipping and Frontline Shipping II (collectively the Frontline Charterers)
–    Seadrill
–    NADL
–    Golden Ocean Group Limited (“Golden Ocean”) (2)
–    United Freight Carriers (“UFC” - which is a joint venture approximately 50% owned by Golden Ocean)
–    Deep Sea
–    Deep Sea Supply BTG (which is a joint venture 50% owned by Deep Sea)
–    Seatankers Management Co. Ltd. (“Seatankers”)
–    Arcadia Petroleum Limited (“Arcadia”)

(1) On November 30, 2015, Frontline and Frontline 2012 merged, leaving Frontline as the surviving legal entity and Frontline 2012 becoming a wholly-owned subsidiary of Frontline.

(2) In March 2015, Golden Ocean Group Limited merged with Knightsbridge Tankers Limited, leaving Knightsbridge Tankers Limited as the surviving legal entity and changing its name to Golden Ocean Group Limited.

The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (see Note 8: Investment in Direct Financing Leases).

(in thousands of $)	June 30, 2016	December 31, 2015
Amounts due from:
Frontline Charterers	13,649	18,052
Frontline	1,674	2,816
UFC	463	1,639
SFL Linus	—	23,152
Deep Sea and Deep Sea Supply BTG	2,877	—
Total amount due from related parties	18,663	45,659
Loans to related parties - associated companies, long-term
SFL Deepwater	123,275	137,437
SFL Hercules	90,460	125,275
SFL Linus	123,262	125,000
Total loans to related parties - associated companies, long-term	336,997	387,712
Long-term receivables from related parties
Deep Sea	9,955	—
Total long-term receivables from related parties	9,955	—
Amounts due to:
Frontline Charterers	229	229
Frontline	542	143
Golden Ocean	197	—
Seatankers	110	—
Other related parties	26	44
Total amount due to related parties	1,104	416

SFL Deepwater, SFL Hercules and SFL Linus are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at June 30, 2016 within the financial statements (see Note 9: Investment In Associated Companies). As described below in “Related party loans”, at June 30, 2016 the long-term loans from Ship Finance to SFL Deepwater, SFL Hercules and SFL Linus, are presented net of their respective current accounts to the extent that it is an amount due to the associates.
Related party leasing and service contracts
As at June 30, 2016, 14 of the Company’s vessels leased to Frontline Shipping (December 31, 2015: 14) and one of its offshore support vessels leased to a subsidiary of Deep Sea Supply BTG (December 31, 2015: one) are recorded as direct financing leases. At December 31, 2015, there was also one offshore support vessel leased to a subsidiary of Deep Sea recorded as a direct financing lease, which was sold in February 2016. At June 30, 2016, the combined balance of net investments in direct financing leases with Frontline Shipping and Deep Sea Supply BTG was $474.5 million (December 31, 2015: $511.4 million, including the vessel leased to Deep Sea), of which $31.6 million (December 31, 2015: $37.1 million) represents short-term maturities.

In addition, included under operating leases at June 30, 2016, there were four offshore support vessels leased to a subsidiary of Deep Sea Supply BTG (December 31, 2015: four), eight Capesize dry bulk carriers leased to a subsidiary of Golden Ocean (December 31, 2015: eight) and three dry bulk carriers leased to UFC (December 31, 2015: six). At June 30, 2016, the net book value of assets leased under operating leases to Golden Ocean, Deep Sea Supply BTG and UFC was $412.4 million (December 31, 2015: $499.6 million).
On June 5, 2015, amendments were made to the charter agreements with Frontline Shipping, relating to VLCCs and Suezmax tankers accounted for as direct financing leases. The amendments, which do not affect the duration of the leases and were effective from July 1, 2015, consist of reductions in the long-term daily time charter rates to $20,000 per day for VLCCs and $15,000 per day for Suezmax tankers, and increases in the daily management and operating fees payable to a subsidiary of Frontline to $9,000 per day for all vessels. As part of the amended agreements, the Company's profit sharing percentage increased from 25% to 50%, and is now calculated and paid on a quarterly basis. In the six months ended June 30, 2016, the Company recorded profit share revenues of $38.7 million (six months ended June 30, 2015: $0; year ended December 31, 2015: $37.3 million), all of which related to the 50% arrangement effective from July 1, 2015.

In December 2011, amendments were made to the charter agreements then in place with Frontline Shipping and Frontline Shipping II providing for a $6,500 per day reduction in charter rates for the period January 1, 2012, to December 31, 2015. Thereafter the charter rates were to revert to the previously agreed daily amounts. The amendments provided that for the four year period of the temporary reduction in charter rates, Frontline Shipping and Frontline Shipping II would pay the Company 100% of any earnings on a time-charter equivalent basis above the temporarily reduced time charter rates, subject to a maximum of $6,500 per day per vessel. This arrangement was discontinued from July 1, 2015, when the amendments agreed in June 2015 became effective. In the six months ended June 30, 2016, the Company earned and recognized no revenue under this arrangement (six months ended June 30, 2015: $19.9 million; year ended December 31, 2015: $19.9 million), which is also reported under "Profit sharing revenues".

In consideration for the amendments to the charter agreements made on June 5, 2015, the Company received 55 million ordinary shares in Frontline, representing approximately 28% of the issued share capital of Frontline at the time of receipt in June 2015. On November 30, 2015, Frontline merged with Frontline 2012 and increased its issued share capital, reducing the Company's holding to approximately 7%. Accordingly, from June 5, 2015 to November 30, 2015, the Company's shareholding in Frontline was accounted for as an investment in associated companies (see Note 9: Investment in associated companies). Since December 1, 2015, the Company's holding in Frontline shares has been held under available-for-sale securities (see Note 5: Available-for-sale securities). In February 2016, Frontline enacted a 1-for-5 reverse stock split of its ordinary shares. Accordingly, the Company's holding in Frontline changed from 55 million shares to 11 million shares, remaining at approximately 7% of Frontline's issued share capital. In the six months ended June 30, 2016, the Company received dividends of $8.3 million on its holding of shares in Frontline.

In the six months ended June 30, 2016, the Company had eight dry bulk carriers operating on time-charters to a subsidiary of Golden Ocean, which include profit sharing arrangements whereby the Company earns a 33% share of profits earned by the vessels above threshold levels. In the six months ended June 30, 2016, the Company earned no profit share revenue under this arrangement (six months ended June 30, 2015: $0; year ended December 31, 2015: $0).

In the six months ended June 30, 2016, the Company had six dry bulk carriers operating on time-charters to UFC, which include profit sharing arrangements whereby the Company earns a 50% share of profits earned by the vessels above threshold levels. In the six months ended June 30, 2016, the Company earned and recognized $0.3 million under this arrangement (six months ended June 30, 2015: $1.1 million; year ended December 31, 2015: $2.5 million).

A summary of leasing revenues and repayments from the Frontline Charterers, Golden Ocean, UFC, Deep Sea Supply BTG and Deep Sea is as follows:

	Six months ended		Year ended
(in millions of $)	June 30, 2016	June 30, 2015	December 31, 2015
Operating lease income	34.9	11.4	42.9
Direct financing lease interest income	12.2	19.5	34.2
Finance lease service revenue	22.9	20.0	46.5
Direct financing lease repayments	16.3	18.5	35.9
Profit share and cash sweep income	38.9	21.0	59.6

In February 2016, the Company sold the offshore support vessel Sea Bear to an unrelated third party, and simultaneously agreed to terminate the corresponding charter with a subsidiary of Deep Sea. As compensation for the early termination of the charter, termination fees were received from Deep Sea in the form of an amortizing senior unsecured loan note, receivable over a period of six years. The initial face value of the note, on which interest at 7.25% is receivable, was $14.6 million and their initial fair value of $11.6 million was determined from analysis of projected cash flows, based on factors including terms, provisions and other characteristics of the notes, default risk of the issuing entity, the fundamental and other characteristics of that entity, and the current economic environment and trading activity in the debt market.
In addition to revenues and repayments, the Company paid the following fees to related parties:

	Six months ended		Year ended
(in millions of $)	June 30, 2016	June 30, 2015	December 31, 2015
Frontline:
Vessel Management Fees	23.6	20.8	48.0
Newbuilding Supervision Fees	—	0.1	0.1
Administration Services Fees	0.4	0.5	0.9
Golden Ocean:
Vessel Management Fees	10.2	—	8.2
Operating Management Fees	0.4	0.4	0.8
Office Facilities:
Arcadia	—	0.1	0.1
Frontline Management AS	0.2	0.2	0.4
Frontline Corporate Services	0.2	—	—

In addition to the above, the Company paid $0.2 million for the six months ended June 30, 2016 in relation to a new agreement with Seatankers effective January 1, 2016 for the provision of advisory and support services.
Related party loans – associated companies
Ship Finance has entered into agreements with SFL Deepwater, SFL Hercules and SFL Linus granting them loans of $145 million, $145 million, and $125 million, respectively at fixed interest rates. These loans are repayable in full on July 11, 2023, October 1, 2023, and June 30, 2029, respectively, or earlier if the companies sell their drilling units. Ship Finance is entitled to take excess cash from these companies, and such amounts are recorded within their current accounts with Ship Finance. The loan agreements specify that the balance on the current accounts will have no interest applied and will be settled, to the extent that it is a receivable from Ship Finance, by offset against the eventual repayments of the fixed interest loans.
In the six months ended June 30, 2016, the Company received interest income on these loans of $3.3 million from SFL Deepwater (six months ended June 30, 2015: $3.3 million; year ended December 31, 2015: $6.5 million), $3.3 million from SFL Hercules (six months ended June 30, 2015: $3.3 million; year ended December 31, 2015: $6.5 million) and $2.8 million from SFL Linus (six months ended June 30, 2015: $2.8 million; year ended December 31, 2015: $5.6 million).
Long-term receivables from related parties
The Company received loan notes from Frontline as compensation for the early termination of the charters on five vessels in 2013 and 2014. The loan notes were redeemed in full in December 2015, and a gain on redemption of $28.9 million was recorded. In the six months ended June 30, 2016, the Company received no interest on these loan notes (six months ended June 30, 2015: $6.3 million; year ended December 31, 2015: $13.4 million).

The Company received a loan note from Deep Sea as compensation for the early termination of the charter on an offshore support vessel in February 2016. In the six months ended June 30, 2016, the Company received $0.4 million interest on the loan note (six months ended June 30, 2015: $0; year ended December 31, 2015: $0).